Income Taxes - Summary of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Summary Of Income Tax Expense [Abstract]
Current income tax expense	$ 19,813	$ 9,391
Current income tax expense (recovery) - provision true up	(2,155)	21,923
Deferred income tax recovery relating to the origination and reversal of temporary differences	(17,971)	(3,568)
Deferred income tax (recovery) expense - provision true up	(675)	(538)
Income tax (recovery) expense	$ (988)	$ 27,208	[1]

[1]	Certain amounts were reclassified in the comparative period. See note 2.